COMMITMENTS AND CONTINGENCIES (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 25, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Stock Issued During Period, Value, Issued for Services							$ 169,700
Share-based Compensation		$ 762,208	$ 204,842	$ 1,013,256	$ 424,090	$ 1,001,950	$ 1,495,837
Stock Owed To Officer And Former Officer	320,000
Common Shares [Member]
Stock Issued During Period, Shares, Issued for Services	262,904				70,000
Stock Transferred To Lenders	314,560
Stock Issued During Period, Value, Issued for Services	$ 241,185				$ 59,500
Share-based Compensation	$ 210,323			$ 60,000	$ 43,562
Stock Owed To Officer And Former Officer	320,000
Exchangable Shares [Member]
Stock Issued During Period, Shares, Issued for Services	262,904
Stock Transferred To Lenders	314,560
Stock Issued During Period, Value, Issued for Services	$ 241,185
Share-based Compensation	$ 210,323
Stock Owed To Officer And Former Officer	320,000